Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Dec. 31, 2023
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income
(
loss
) attributable
to
ORIX Corporation Shareholders
for
the
nine months ended December 31, 2022 and 2023, are as follows:

	Nine months ended December 31, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022 *1	¥(72,892)	¥37,536	¥221	¥(8,072)	¥61,914	¥2,788	¥21,495

Net unrealized gains (losses) on investment in securities, net of tax of ¥ 69,092 million	(181,083)						(181,083)
Reclassification adjustment included in net income, net of tax of ¥ 465 million	(1,300)						(1,300)
Impact of changes in policy liability discount rate, net of tax of ¥(65,509) million		169,383					169,383
Debt valuation adjustments, net of tax of ¥(7) million			21				21
Reclassification adjustment included in net income, net of tax of ¥ 3 million			(9)				(9)
Defined benefit pension plans, net of tax of ¥ 39 million				(54)			(54)
Reclassification adjustment included in net income, net of tax of ¥ 49 million				(138)			(138)
Foreign currency translation adjustments, net of tax of ¥ 5,849 million					105,084		105,084
Reclassification adjustment included in net income, net of tax of ¥(977) million					2,246		2,246
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(6,060) million						22,216	22,216
Reclassification adjustment included in net income, net of tax of ¥ 343 million						(1,039)	(1,039)

Total other comprehensive income (loss)	(182,383)	169,383	12	(192)	107,330	21,177	115,327

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(2)	3,857	1,963	5,818

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	2	0	2

Balance at December 31, 2022 *2	¥(255,275)	¥206,919	¥233	¥(8,262)	¥165,385	¥22,002	¥131,002

*1
As of March 31, 2022, the amount of impact of changes in policy liability discount rate contained a loss of ¥(24,641
) million (net of tax of ¥
4,296
million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥
62,177

million (net of tax of ¥(23,126
) million ) of changes after the transition date. For further information about impact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2	As of December 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Nine months ended December 31, 2023
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2023 * 1	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥19,590 million	(48,503)						(48,503)
Reclassification adjustment included in net income, net of tax of ¥1,613 million	(4,563)						(4,563)
Impact of changes in policy liability discount rate, net of tax of ¥(21,316) million		64,666					64,666
Debt valuation adjustments, net of tax of ¥53 million			(137)				(137)
Reclassification adjustment included in net income, net of tax of ¥5 million			(12)				(12)
Defined benefit pension plans, net of tax of ¥(39) million				127			127
Reclassification adjustment included in net income, net of tax of ¥78 million				(211)			(211)
Foreign currency translation adjustments, net of tax of ¥12,251 million					98,920		98,920
Reclassification adjustment included in net income, net of tax of ¥(3,472) million					7,731		7,731
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(23) million						(904)	(904)
Reclassification adjustment included in net income, net of tax of ¥692 million						(2,108)	(2,108)

Total other comprehensive income (loss)	(53,066)	64,666	(149)	(84)	106,651	(3,012)	115,006

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(6)	1,130	(118)	1,006

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	8	0	0	0	66	0	74

Balance at December 31, 2023 * 2	¥(236,108)	¥229,182	¥126	¥(3,695)	¥261,378	¥19,013	¥269,896

*1
As of March 31, 2023, the amount of impact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥189,157 million (net of tax of ¥(66,702) million ) of changes after the transition date. For further information about impact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2
As of December 31, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥25 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended December 31, 2022 and 2023, are as follows:

	Three months ended December 31, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2022 * 1	¥(216,759)	¥196,902	¥281	¥(8,390)	¥239,035	¥19,847	¥230,916

Net unrealized gains (losses) on investment in securities, net of tax of ¥15,067 million	(38,088)						(38,088)
Reclassification adjustment included in net income, net of tax of ¥173 million	(428)						(428)
Impact of changes in policy liability discount rate, net of tax of ¥(3,773) million		10,017					10,017
Debt valuation adjustments, net of tax of ¥18 million			(45)				(45)
Reclassification adjustment included in net income, net of tax of ¥1 million			(3)				(3)
Defined benefit pension plans, net of tax of ¥(42) million				171			171
Reclassification adjustment included in net income, net of tax of ¥16 million				(47)			(47)
Foreign currency translation adjustments, net of tax of ¥(21,294) million					(79,909)		(79,909)
Reclassification adjustment included in net income, net of tax of ¥(965) million					2,144		2,144
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,353) million						5,134	5,134
Reclassification adjustment included in net income, net of tax of ¥779 million						(2,488)	(2,488)

Total other comprehensive income (loss)	(38,516)	10,017	(48)	124	(77,765)	2,646	(103,542)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(4)	(4,029)	491	(3,542)

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	(86)	0	(86)

Balance at December 31, 2022 * 2	¥(255,275)	¥206,919	¥233	¥(8,262)	¥165,385	¥22,002	¥131,002

*1
As of September 30, 2022, the amount of impact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥221,543 million (net of tax of ¥(84,862) million ) of changes after the transition date. For further information about impact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2	As of December 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Three months ended December 31, 2023
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2023	¥(283,445)	¥275,092	¥152	¥(3,706)	¥314,152	¥24,455	¥326,700

Net unrealized gains (losses) on investment in securities, net of tax of ¥(15,934) million	48,481						48,481
Reclassification adjustment included in net income, net of tax of ¥402 million	(1,135)						(1,135)
Impact of changes in policy liability discount rate , net of tax of ¥17,429 million		(45,910)					(45,910)
Debt valuation adjustments, net of tax of ¥10 million			(23)				(23)
Reclassification adjustment included in net income, net of tax of ¥2 million			(3)				(3)
Defined benefit pension plans, net of tax of ¥(20) million				76			76
Reclassification adjustment included in net income, net of tax of ¥26 million				(71)			(71)
Foreign currency translation adjustments, net of tax of ¥(10,481) million					(59,480)		(59,480)
Reclassification adjustment included in net income, net of tax of ¥(1,144) million					2,548		2,548
Net unrealized gains (losses) on derivative instruments, net of tax of ¥2,049 million						(7,527)	(7,527)
Reclassification adjustment included in net income, net of tax of ¥(597) million						2,107	2,107

Total other comprehensive income (loss)	47,346	(45,910)	(26)	5	(56,932)	(5,420)	(60,937)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(6)	(4,061)	22	(4,045)

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	9	0	0	0	(97)	0	(88)

Balance at December 31, 2023 *	¥(236,108)	¥229,182	¥126	¥(3,695)	¥261,378	¥19,013	¥269,896

*
As of December 31, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥25 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the nine months ended December 31, 2022 and 2023 are as follows:

	Nine months ended December 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥119	Gains on investment securities and dividends
Sales of debt securities	1,261	Life insurance premiums and related investment income
Amortization of debt securities	369	Finance revenues
Amortization of debt securities	553	Life insurance premiums and related investment income
Others	(537)	Write-downs of securities

	1,765	Total before income tax
	(465)	Income tax (expense) or benefit

	¥1,300	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥12	Life insurance costs

	12	Total before income tax
	(3)	Income tax (expense) or benefit

	¥9	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥257	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(69)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	187	Total before income tax
	(49)	Income tax (expense) or benefit

	¥138	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(11,275)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	8,052	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,223)	Total before income tax
	977	Income tax (expense) or benefit

	¥(2,246)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(134)	Interest expense
Foreign exchange contracts	0	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,516	Interest expense/Other (income) and expense

	1,382	Total before income tax
	(343)	Income tax (expense) or benefit

	¥1,039	Net of tax

	Nine months ended December 31, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥148	Gains on investment securities and dividends
Sales of debt securities	2,516	Life insurance premiums and related investment income
Amortization of debt securities	525	Finance revenues
Amortization of debt securities	2,987	Life insurance premiums and related investment income

	6,176	Total before income tax
	(1,613)	Income tax (expense) or benefit

	¥4,563	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥17	Life insurance costs

	17	Total before income tax
	(5)	Income tax (expense) or benefit

	¥12	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥336	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(46)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	289	Total before income tax
	(78)	Income tax (expense) or benefit

	¥211	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(11,329)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	126	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(11,203)	Total before income tax
	3,472	Income tax (expense) or benefit

	¥(7,731)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(20)	Interest expense
Foreign currency swap agreements	2,820	Interest expense/Other (income) and expense

	2,800	Total before income tax
	(692)	Income tax (expense) or benefit

	¥2,108	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended December 31, 2022 and 2023 are as follows:

	Three months ended December 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥102	Gains on investment securities and dividends
Sales of debt securities	450	Life insurance premiums and related investment income
Amortization of debt securities	207	Finance revenues
Amortization of debt securities	379	Life insurance premiums and related investment income
Others	(537)	Write-downs of securities and other

	601	Total before income tax
	(173)	Income tax (expense) or benefit

	¥428	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥4	Life insurance costs

	4	Total before income tax
	(1)	Income tax (expense) or benefit

	¥3	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥87	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(24)	See Note 16 “Pension Plans”
Amortization of transition obligation	(0)	See Note 16 “Pension Plans”

	63	Total before income tax
	(16)	Income tax (expense) or benefit

	¥47	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(9,622)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	6,513	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,109)	Total before income tax
	965	Income tax (expense) or benefit

	¥(2,144)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥23	Interest expense
Foreign exchange contracts	164	Interest expense/Other (income) and expense
Foreign currency swap agreements	3,080	Interest expense/Other (income) and expense

	3,267	Total before income tax
	(779)	Income tax (expense) or benefit

	¥2,488	Net of tax

	Three months ended December 31, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥17	Gains on investment securities and dividends
Sales of debt securities	211	Life insurance premiums and related investment income
Amortization of debt securities	212	Finance revenues
Amortization of debt securities	1,097	Life insurance premiums and related investment income

	1,537	Total before income tax
	(402)	Income tax (expense) or benefit

	¥1,135	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥5	Life insurance costs

	5	Total before income tax
	(2)	Income tax (expense) or benefit

	¥3	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥111	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(14)	See Note 16 “Pension Plans”
Amortization of transition obligation	(0)	See Note 16 “Pension Plans”

	97	Total before income tax
	(26)	Income tax (expense) or benefit

	¥71	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(3,693)	Interest expense
Sales or liquidation	¥1	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,692)	Total before income tax
	1,144	Income tax (expense) or benefit

	¥(2,548)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥10	Interest expense
Foreign currency swap agreements	(2,714)	Interest expense/Other (income) and expense

	(2,704)	Total before income tax
	597	Income tax (expense) or benefit

	¥(2,107)	Net of tax